Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	7,187,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 43,125,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,956.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended.

The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of Class A Ordinary Shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). Includes the offering price attributable to 937,500 additional Class A Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if any.